Trade Receivable, Net - Summary of Trade Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 13,432	$ 10,863
Other	1,636	1,007
Allowance for expected credit losses	(538)	(531)	$ (515)	$ (493)
Accounts receivable, net	16,318	13,014
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	776	820
Loans to employees
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	84	82
FEMSA and Subsidiaries
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	746	634
Other Related Parties
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	182	139
Other	$ 7	$ 0